FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements, Nonrecurring
Assets Measured at Fair Value on a Non-Recurring Basis
Upon the occurrence of certain events, the Company remeasures the fair value of certain assets on a non-recurring basis. These assets include equity investments in privately held companies for which the Company utilizes the measurement alternative, property, plant and equipment, ROU assets, intangible assets and goodwill.
Investments in Privately Held Companies
As disclosed in Note 2(l), the Company accounts for equity investments in private companies without readily determinable market values using the measurement alternative.
ROU Assets and Related Leasehold Improvements
During the year ended December 31, 2023, ROU assets and related leasehold improvements with an aggregate carrying amount of $39,198 were written down to an aggregate fair value of $13,293, resulting in an impairment charge of $25,905. Refer to Note 18 for additional information. The fair value of these assets, which represents a Level 3 measurement, was estimated using an income approach based on market participant expectations of future sublease income, taking into consideration the estimated time period it will take to obtain a sublease, the sublease rate, and the applicable discount rate, which are considered unobservable inputs.

Fair Value Disclosure of Asset and Liability Not Measured at Fair Value
Assets and Liabilities Measured at Fair Value for Disclosure Purposes Only
Convertible Notes
As of December 31, 2025, the estimated fair value of the 2030 Convertible Notes was $1,021,223. As of December 31, 2024, the estimated fair value of the 2025 Convertible Notes was $555,738. The 2025 Convertible Notes were fully repaid on August 15, 2025. The 2023 Convertible Notes were fully repaid on July 1, 2023. See Note 10 for further information. The fair value of the Convertible Notes is considered to be Level 2 within the fair value hierarchy and was determined based on quoted prices of the Convertible Notes in an over-the-counter market.
Other Assets and Liabilities
The carrying values of the Company’s financial instruments, other than those presented above, including cash and cash equivalents, short-term and restricted deposits, trade receivables, trade payables, employees and payroll accruals, and accrued expenses and other current liabilities, approximate fair values due to the short-term maturities of these instruments.

Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Restructuring Costs and Asset Impairment Charges		$ 32,614
Asset Impairment Charges [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Restructuring Costs and Asset Impairment Charges		25,905
Fair Value, Nonrecurring
Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
OperatingLeaseRightOfUseAssetsAndAssociatedPropertyAndEquipmentFairValue		13,293
OperatingLeaseRightOfUseAssetsAndAssociatedPropertyAndEquipmentCarryingValue		$ 39,198
Convertible Note 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible Debt, Fair Value Disclosures			$ 555,738
2030 Convertible note
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible Debt, Fair Value Disclosures	$ 1,021,223